Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2020 to June 30, 2021 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2020	604,692	$19,069

Granted	193,830	-

Accrual related to the fair value of the PSUs outstanding	-	3,277

Foreign exchange adjustment	-	(1,303)

At March 31, 2020	798,522	$21,043

Accrual related to the fair value of the PSUs outstanding	-	10,097

Foreign exchange adjustment	-	395

Paid	(193,716)	(10,965)

At June 30, 2020	604,806	$20,570

Accrual related to the fair value of the PSUs outstanding	-	8,151

Foreign exchange adjustment	-	1,521

Paid	(10,426)	(1,157)

Forfeited	(1,230)	(5)

At December 31, 2020	593,150	$29,080

Granted	134,180	-

Accrual related to the fair value of the PSUs outstanding	-	305

Foreign exchange adjustment	-	292

At March 31, 2021	727,330	$29,677

Accrual related to the fair value of the PSUs outstanding	-	6,672

Foreign exchange adjustment	-	200

Paid	(213,820)	(16,929)
At June 30, 2021	513,510	$19,620

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at June 30, 2021 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Jun 30, 2021	PSU Liability at Jun 30, 2021
2019	2022	186,730	$46.63	199%	76%	13,113
2020	2023	192,600	$46.00	154%	43%	5,853
2021	2024	134,180	$45.47	111%	10%	654
		513,510				$19,620